FINANCIAL INSTRUMENTS - Schedule of Level 3 Derivative Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	£ 5,511
At 1 January, derivative liabilities	(4,643)
At 31 December, derivative assets	3,857	£ 5,511
At 31 December, derivative liabilities	(5,891)	(4,643)
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Gains recognised in the income statement within other income	3	5
Level 3 £m | Derivative assets £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	16	14
Gains recognised in the income statement within other income	1	2
Purchases (additions)	0	0
(Sales) redemptions	0	0
Transfers out of the level 3 portfolio	17	0
At 31 December, derivative assets	0	16
Level 3 £m | Derivative assets £m | Change in fair value of assets or liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Gains recognised in the income statement within other income	0	(2)
Level 3 £m | Derivative liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative liabilities	(207)	(319)
Gains recognised in the income statement within other income	27	93
Purchases (additions)	(9)	0
(Sales) redemptions	25	19
Transfers out of the level 3 portfolio	(1)	0
At 31 December, derivative liabilities	(163)	(207)
Level 3 £m | Derivative liabilities £m | Change in fair value of assets or liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Gains recognised in the income statement within other income	£ 26	£ 69